DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of unrealized gain/loss on future contracts

	As of December 31,
	2024	2025
	US$’000	US$’000
Current Asset
Unrealized gain on commodity future contracts	–	9
Current Liabilities
Unrealized losses on commodity future contracts	14	519

Schedule of derivative instruments on statements of income

	Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenues	831	(27)	1,037